Information by business segment	12 Months Ended
Dec. 31, 2022
Information By Business Segment
Information by business segment

2	Information by business segment

Business segment definition

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) since the role encompasses authority over resource allocation decisions and performance assessment, mainly analyzing performance from the production obtained in the operations. The Company has identified two operating segments:

•       Mining: consists of six long-life polymetallic mines, three located in the Central Andes of Peru and three located in Brazil (two in the state of Minas Gerais and one in the state of Mato Grosso). In addition to zinc, the Company produces substantial amounts of copper, lead, silver, and gold as by-products, which reduce the overall cost to produce mined zinc.

•       Smelting: consists of three operating units, one located in Cajamarquilla in Peru and two located in the state of Minas Gerais in Brazil. The facilities recover and produce metallic zinc (SHG zinc and zinc alloys), zinc oxide and by-products, such as sulfuric acid.

Accounting policy

Segment performance is assessed based on Adjusted EBITDA, since net financial results, comprising financial income and expenses and other financial items, and income tax are managed at the corporate level and are not allocated to operating segments. This measure is presented to provide information to investors and other stakeholders about the Company’s ability to generate cash flow from its core operations.

During December, 2022, the Company updated its definition of Adjusted EBITDA as follows: net income (loss) for the year, adjusted by (i) share in the results of associates; (ii) depreciation and amortization; (iii) net financial results; (iv) income tax; (v) (loss) gain on sale of investments; (vi) impairment and impairment reversals; (vii) (loss) gain on sale of long-lived assets; (viii) write-offs of long-lived assets; and (ix) remeasurement in estimates of asset retirement obligations. In addition, management may adjust the effect of certain types of transactions that in its judgment are not indicative of the Company´s normal operating activities, or do not necessarily occur on a regular basis. For comparative purposes, the related 2021 and 2020 amounts have also been adjusted following this updated definition.

The internal information used for making decisions is prepared using International Financial Reporting Standards (“IFRS”) based on accounting measurements and management reclassifications between income statement lines items, which are reconciled to the consolidated financial statements in the column “Adjustments”, as shown in the tables below. These adjustments include reclassifications of certain overhead costs and revenues from Other income and expenses, net to Net Revenues, Cost of sales and/or Selling, general and administrative expenses.

In 2022, the Company decided to stop reclassifying certain accounts to better approximate business segment information to the financial statements. These reclassifications included the effects of derivative financial instruments from Other income and expenses, net to Net revenues and Cost of sales. For comparative purposes, the related 2021 and 2020 amounts have also been reclassified.

The Company uses customary market terms for intersegment sales. The Company’s corporate headquarters expenses are allocated to the operating segments to the extent they are included in the measures of performance used by the CODM.

The presentation of segments results and reconciliation to income before income tax in the consolidated income statement is as follows:

					2022
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,248,027	2,466,967	(683,583)	2,579	3,033,990
Cost of sales	(905,241)	(2,190,903)	683,583	17,381	(2,395,180)
Gross profit	342,786	276,064	-	19,960	638,810

Selling, general and administrative	(64,444)	(60,435)	-	(20,664)	(145,543)
Mineral exploration and project evaluation	(88,947)	(9,915)	-	-	(98,862)
Impairment loss of long-lived assets	(32,276)	(236)	-	-	(32,512)
Other income and expenses, net	(32,787)	43,049	-	(12,936)	(2,674)
Operating income	124,332	248,527	-	(13,640)	359,219

Depreciation and amortization	204,514	78,727	-	7,696	290,937
Miscellaneous adjustments	110,993	(825)	-	-	110,168
Adjusted EBITDA	439,839	326,429	-	(5,944)	760,324

Change in fair value of offtake agreement (i)					24,267
Impairment loss of long-lived assets					(32,512)
Aripuaña’s pre-operating expenses and ramp-up impacts (ii)					(87,540)
Impairment of other assets					(9,302)
Loss on sale of long-lived assets					(698)
Remeasurement in estimates of asset retirement obligations					6,182
Remeasurement adjustment of streaming agreement (iii)					(10,565)
Miscellaneous adjustments					(110,168)

Depreciation and amortization					(290,937)
Share in the results of associates					1,885
Net financial results					(133,727)
Income before income tax					227,377

					2021
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,165,584	2,021,787	(636,212)	70,951	2,622,110
Cost of sales	(726,653)	(1,842,704)	636,212	(55,874)	(1,989,019)
Gross profit	438,931	179,083	-	15,077	633,091

Selling, general and administrative	(64,739)	(51,635)	-	(17,429)	(133,803)
Mineral exploration and project evaluation	(75,550)	(9,493)	-	-	(85,043)
Other income and expenses, net	(32,286)	70,874	-	(6,640)	31,948
Operating income	266,356	188,829	-	(8,992)	446,193

Depreciation and amortization	174,891	78,861	-	4,959	258,711
Miscellaneous adjustments	35,697	3,234	-	-	38,931
Adjusted EBITDA	476,944	270,924	-	(4,033)	743,835

Aripuaña’s pre-operating expenses (ii)					(8,753)
Loss on sale of long-lived assets					(4,891)
Remeasurement in estimates of asset retirement obligations				(6,371)
Remeasurement adjustment of streaming agreement (iii)				(19,580)
Other adjustments				664
Miscellaneous adjustments				(38,931)

Depreciation and amortization					(258,711)
Net financial results					(136,902)
Income before income tax					309,291

2020
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	748,462	1,547,398	(375,402)	30,471	1,950,929
Cost of sales	(627,372)	(1,310,206)	375,402	(13,983)	(1,576,159)
Gross profit	121,090	237,192	-	16,488	374,770

Selling, general and administrative	(70,223)	(54,021)	-	(15,147)	(139,391)
Mineral exploration and project evaluation	(48,555)	(5,466)	-	(3,180)	(57,201)
Impairment loss of long-lived assets	(512,706)	(44,791)	-	-	(557,497)
Other income and expenses, net	(21,815)	8,831	-	(6,180)	(19,164)
Operating (loss) income	(532,209)	141,745	-	(8,019)	(398,483)

Depreciation and amortization	159,984	82,650	-	1,291	243,925
Miscellaneous adjustments	527,582	45,893	-	-	573,475
Adjusted EBITDA	155,357	270,288	-	(6,728)	418,917

Impairment loss of long-lived assets					(557,497)
Aripuaña’s pre-operating expenses (ii)					(1,885)
Loss on sale of long-lived assets					(2,268)
Remeasurement in estimates of asset retirement obligations					(4,012)
Remeasurement adjustment of streaming agreement (iii)					(7,813)
Miscellaneous adjustments					(573,475)

Depreciation and amortization					(243,925)
Net financial results					(278,175)
Loss before income tax					(676,658)

(i) This amount represents the change in the fair value of the offtake agreement described in note 16, which is being measured at Fair value through profit and loss (“FVTPL”). This change in the fair value is a non-cash item and has been included in the Company’s Adjusted EBITDA calculation.